U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

                           Read instructions at end
                                of Form before
                                preparing Form.
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1.         Name and address of issuer:

                               OCC Distributors
                               Two World Financial Center
                               225 Liberty Street
                               New York, New York  10080-6116

2.         Name of each series or class of funds for which this notice is filed:

           Quest for Value's Unit Investment Laddered Trust Series ("QUILTS"), QUILTS Income - U.S. Treasury Series 8, QUILTS Asset Builder - U.S. Treasury Series 9, QUILTS Income - U.S. Treasury Series 10 and QUILTS Asset Builder - U.S. Treasury Series 11

3.         Investment Company Act File Number:     811-7442

           Securities Act File Number:              33-88060

4.         Last day of fiscal year for which this notice is filed:

                  December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                    /  /


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                          Not Applicable


C/M:  11205.0005 343292.1

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                          None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                          None

9. Number and aggregate sale price of securities sold during the fiscal year:

           179,188,451 Units                        $173,079,784.04

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           179,188,451 Units                        $173,079,784.04

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                          Not Applicable

12.        Calculation of registration fee:

(i)        Aggregate sale price of securities sold during the fiscal year in
           reliance on rule 24f-2 (from Item 10):                                          $173,079,784.04
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(ii)       Aggregate price of shares issued in connection with dividend
           reinvestment plans (from Item 11, if applicable):                               +          -0-
                                                                                         ----------------------------------
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(iii)      Aggregate price of shares redeemed or repurchased during the
           fiscal year (if applicable):                                                    - 24,775,492.18
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(iv)       Aggregate price of shares redeemed or repurchased and
           previously applied as a reduction to filing fees pursuant to rule
           24e-2 (if applicable):                                                          +          -0-
                                                                                         ----------------------------------
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(v)        Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less
           line (iii), plus line (iv)] (if applicable):                                     148,304,291.86
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(vi)       Multiplier prescribed by Section 6(b) of the Securities Act of
           1933 or other applicable law or regulation (see instruction C.6):               x                        1/29%
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(vii)      Fee due [line (i) or line (v) multiplied by line (vi)]:                         $     51,139.41
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           Instruction: Issuers should complete lines (ii), (iii), (iv) and
           (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.
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C/M:  11205.0005 343292.1

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           /X/


           Exhibit:  Opinion of Messrs. Battle Fowler LLP

           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                          February 28, 1996/February 29, 1996


                                  SIGNATURES

           This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                   OCC DISTRIBUTORS
                                   (Issuer)


                                   By:        OPPENHEIMER FINANCIAL
                                              CORP. as Managing Partner of the
                                              Issuer


           By (Signature and Title)*    /s/ SUSAN A. MURPHY
                                       Susan A. Murphy, Authorized Signatory

           Date:  February 28, 1996


* Please print the name and title of the signing officer below the signature.

C/M:  11205.0005 343292.1